Summary of Significant Accounting Policies Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Basis of presentation and consolidation

The Company has prepared the accompanying unaudited condensed, consolidated financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC") and the standards of accounting measurement set forth in the Interim Reporting Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"). Certain information and note disclosures normally included in annual financial statements prepared in accordance with U.S. generally accepted accounting principles ("GAAP") have been condensed or omitted, although the Company believes that the disclosures made are adequate to make the information not misleading. The Company recommends that the following unaudited condensed, consolidated financial statements be read in conjunction with the audited condensed, consolidated financial statements and the notes thereto included in the Company's latest Annual Report on Form 10-K. In the opinion of management, all adjustments that are necessary for a fair presentation of the Company's financial position for the periods presented have been reflected. All adjustments are of a normal, recurring nature, unless otherwise stated. The interim condensed consolidated results of operations are not necessarily indicative of the results that may occur for the full fiscal year. The December 31, 2016 consolidated balance sheet included herein was derived from the audited consolidated financial statements, but do not include all disclosures including notes required by GAAP for complete financial statements.

The accompanying unaudited condensed consolidated financial statements include the accounts of OpGen and its wholly-owned subsidiaries; all intercompany transactions and balances have been eliminated. The Company operates in one business segment.

Foreign currency

One of the Company's subsidiaries is located in Copenhagen, Denmark and uses the Danish Krone as its functional currency. As a result, all assets and liabilities are translated into U.S. dollars based on exchange rates at the end of the reporting period. Income and expense items are translated at the average exchange rates prevailing during the reporting period. Translation adjustments are reported in accumulated other comprehensive (loss)/income, a component of stockholders' equity. Foreign currency translation adjustments are the sole component of accumulated other comprehensive (loss)/income at September 30, 2017 and December 31, 2016.

Foreign currency transaction gains and losses, excluding gains and losses on intercompany balances where there is no current intent to settle such amounts in the foreseeable future, are included in the determination of net loss.  Unless otherwise noted, all references to "$" or "dollar" refer to the U.S. dollar.

Use of estimates

In preparing financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the accompanying unaudited condensed consolidated financial statements, estimates are used for, but not limited to, share-based compensation, allowances for doubtful accounts and inventory obsolescence, valuation of derivative financial instruments and other liabilities measured at fair value on a recurring basis, deferred tax assets and liabilities and related valuation allowance, depreciation and amortization and estimated useful lives of long-lived assets. Actual results could differ from those estimates.

Fair value of financial instruments

Financial instruments classified as current assets and liabilities (including cash and cash equivalent, receivables, accounts payable, deferred revenue and short-term notes) are carried at cost, which approximates fair value, because of the short-term maturities of those instruments.

Cash and cash equivalents

The Company considers all highly liquid instruments with original maturities of three months or less to be cash equivalents. The Company has cash and cash equivalents deposited in financial institutions in which the balances occasionally exceed the federal government agency ("FDIC") insured limits of $250,000. The Company has not experienced any losses in such accounts and management believes it is not exposed to any significant credit risk.

At September 30, 2017 and December 31, 2016, the Company has funds totaling $243,380, which are required as collateral for letters of credit benefiting its landlords and for credit card processors. These funds are reflected in other noncurrent assets on the accompanying unaudited condensed consolidated balance sheets.

Accounts receivable

The Company's accounts receivable result from revenues earned but not collected from customers. Credit is extended based on an evaluation of a customer's financial condition and, generally, collateral is not required. Accounts receivable are due within 30 to 60 days and are stated at amounts due from customers. The Company evaluates if an allowance is necessary by considering a number of factors, including the length of time accounts receivable are past due, the Company's previous loss history and the customer's current ability to pay its obligation. If amounts become uncollectible, they are charged to operations when that determination is made. The allowance for doubtful accounts was $24,783 and $26,716 as of September 30, 2017 and December 31, 2016, respectively.

No individual customer represented in excess of 10% of revenues for the three months ended September 30, 2017. Revenue earned from one customer represented 11% of total revenues for the three months ended September 30, 2016. No individual customer represented in excess of 10% of revenues for the nine months ended September 30, 2017 and 2016.  At September 30, 2017, no individual customer represented in excess of 10% of total accounts receivable.  At September 30, 2016, accounts receivable from one customer represented 11% of the total accounts receivable.

Inventory

Inventories are valued using the first-in, first-out method and stated at the lower of cost or market and consist of the following:

	September 30, 2017	December 31, 2016
Raw materials and supplies	$279,562	$479,479
Work-in process	40,814	27,422
Finished goods	140,753	185,467
Total	$461,129	$692,368

Inventory includes reagents and components for QuickFISH and PNA FISH kit products, and reagents and supplies used for the Company's laboratory services. Inventory reserves for obsolescence and expirations were $157,529 and $704,516 at September 30, 2017 and December 31, 2016, respectively. The primary driver of the decrease in the inventory reserves for obsolescence and expirations is the disposal of legacy Argus Whole Genome Mapping Systems and the portion of the reagents and supplies used for Argus consumable kits. All items disposed in the nine months ended September 30, 2017 related to Argus were fully reserved for as of December 31, 2016.

Long-lived assets

Property and equipment

Property and equipment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. Recoverability measurement and estimating of undiscounted cash flows is done at the lowest possible level for which we can identify assets. If such assets are considered to be impaired, impairment is recognized as the amount by which the carrying amount of assets exceeds the fair value of the assets. During the three and nine months ended September 30, 2017 and 2016, the Company determined that its property and equipment was not impaired.

Intangible assets and goodwill

Intangible assets and goodwill as of September 30, 2017 consist of finite-lived intangible assets and goodwill.

Finite-lived intangible assets

Finite-lived intangible assets include trademarks, developed technology and customer relationships and consisted of the following as of September 30, 2017 and December 31, 2016:

		September 30, 2017		December 31, 2016
	Cost	Accumulated Amortization	Net Balance	Accumulated Amortization	Net Balance
Trademarks and tradenames	$461,000	$(102,153)	$358,847	$(67,575)	$393,425
Developed technology	458,000	(144,966)	313,034	(95,898)	362,102
Customer relationships	1,094,000	(345,745)	748,255	(228,529)	865,471
	$2,013,000	$(592,864)	$1,420,136	$(392,002)	$1,620,998

Finite-lived intangible assets are amortized over their estimated useful lives.  The estimated useful life of trademarks was 10 years, developed technology was 7 years, and customer relationships was 7 years. The Company reviews the useful lives of intangible assets when events or changes in circumstances occur which may potentially impact the estimated useful life of the intangible assets.

Total amortization expense of intangible assets was $66,954 for each of the three months ended September 30, 2017 and 2016. Total amortization expense of intangible assets was $200,862 for each of the nine months ended September 30, 2017 and 2016, respectively. The Company estimates amortization expense related to intangible assets will be $268,000 per year for each of the next five years.

Finite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. If any indicators were present, the Company would test for recoverability by comparing the carrying amount of the asset to the net undiscounted cash flows expected to be generated from the asset. If those net undiscounted cash flows do not exceed the carrying amount (i.e., the asset is not recoverable), the Company would perform the next step, which is to determine the fair value of the asset and record an impairment loss, if any. During the three and nine months ended September 30, 2017 and 2016, the Company determined that its finite-lived intangible assets were not impaired.

In accordance with ASC 360-10, Property, Plant and Equipment, the Company records impairment losses on long-lived assets used in operations when events and circumstances indicate that long-lived assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than the carrying amounts of those assets. During the fourth quarter of 2016, events and circumstances indicated the Company's intangible assets might be impaired. However, management's estimate of undiscounted cash flows indicated that such carrying amounts were expected to be recovered. Nonetheless, it is reasonably possible that the estimate of undiscounted cash flows may change in the near term resulting in the need to write down those assets to fair value. Management's estimate of cash flows might change if the Company's commercial operations are negatively impacted by the consolidation of operations for the FDA-cleared and CE marked products to Gaithersburg, Maryland or if there is an unfavorable development of sales trends.

Goodwill

Goodwill represents the excess of the purchase price paid in a July 2015 merger transaction in which the Company acquired AdvanDx, Inc. and its subsidiary (the "Merger") over the fair values of the acquired tangible or intangible assets and assumed liabilities. Goodwill is not tax deductible in any relevant jurisdictions. The Company's goodwill balance as of September 30, 2017 and December 31, 2016 was $600,814.

The Company conducts an impairment test of goodwill on an annual basis as of October 1 of each year, and will also conduct tests if events occur or circumstances change that would, more likely than not, reduce the Company's fair value below its net equity value.

Revenue recognition

The Company recognizes revenue primarily from sales of its products and services when the following criteria are met: persuasive evidence of an arrangement exists; delivery has occurred; the selling price is fixed or determinable; and collectability is reasonably assured. At times, the Company sells products and services, or performs software development, under multiple-element arrangements with separate units of accounting; in these situations, total consideration is allocated to the identified units of accounting based on their relative selling prices and revenue is then recognized for each unit based on its specific characteristics.

Amounts billed to customers for shipping and handling are included in revenue when the related product or service revenue is recognized. Shipping and handling costs are included in cost of products sold.

Revenue from sales of QuickFISH, PNA FISH and XpressFISH diagnostic test products

Revenue is recognized upon shipment to the customer.

Revenue from providing laboratory services

The Company recognizes revenue associated with laboratory services contracts when the service has been performed and reports are made available to the customer.

Revenue from funded software development arrangements

The Company's funded software development arrangements generally consist of multiple elements. Total arrangement consideration is allocated to the identified units of accounting based on their relative selling prices and revenue is then recognized for each unit based on its specific characteristics. When funded software development arrangements include substantive research and development milestones, revenue is recognized for each such milestone when the milestone is achieved and is due and collectible. Milestones are considered substantive if all of the following conditions are met: (1) the milestone is nonrefundable; (2) achievement of the milestone was not reasonably assured at the inception of the arrangement; (3) substantive effort is involved to achieve the milestone; and (4) the amount of the milestone appears reasonable in relation to the effort expended, the other milestones in the arrangement and the related risk associated with achievement of the milestone.

Revenue from license arrangements

The Company recognizes revenue from licenses of its technologies over the applicable license term.

Revenue from sales of the reagents and supplies used for Argus consumable kits

Revenue is recognized for sales of the reagents and supplies used for Argus consumable kits upon shipment to the customer.

Share-based compensation

Share-based compensation expense is recognized at fair value. The fair value of share-based compensation to employees and directors is estimated, on the date of grant, using the Black-Scholes model. The resulting fair value is recognized ratably over the requisite service period, which is generally the vesting period of the option. For all time-vesting awards granted, expense is amortized using the straight-line attribution method. The Company accounts for forfeitures as they occur.

Option valuation models, including the Black-Scholes model, require the input of highly subjective assumptions, and changes in the assumptions used can materially affect the grant-date fair value of an award. These assumptions include the risk-free rate of interest, expected dividend yield, expected volatility and the expected life of the award.

Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to temporary differences between financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is established when necessary to reduce deferred income tax assets to the amount expected to be realized.

Tax benefits are initially recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions are initially, and subsequently, measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority, assuming full knowledge of the position and all relevant facts.

The Company had federal net operating loss ("NOL") carryforwards of $151.0 million at December 31, 2016. Despite the NOL carryforwards, which begin to expire in 2022, the Company may have future tax liability due to alternative minimum tax or state tax requirements. Also, use of the NOL carryforwards may be subject to an annual limitation as provided by Section 382 of the Internal Revenue Code of 1986, as amended (the "Code"). To date, the Company has not performed a formal study to determine if any of its remaining NOL and credit attributes might be further limited due to the ownership change rules of Section 382 or Section 383 of the Code. The Company will continue to monitor this matter going forward. There can be no assurance that the NOL carryforwards will ever be fully utilized.

Loss per share

Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of shares of common stock outstanding during the period.

For periods of net income, and when the effects are not anti-dilutive, diluted earnings per share is computed by dividing net income available to common stockholders by the weighted-average number of shares outstanding plus the impact of all potential dilutive common shares, consisting primarily of common stock options and stock purchase warrants using the treasury stock method, and convertible preferred stock and convertible debt using the if-converted method.

For periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common shares is anti-dilutive. The number of anti-dilutive shares, consisting of (i) common stock options, (ii) stock purchase warrants, and (iii) restricted stock units representing the right to acquire shares of common stock which have been excluded from the computation of diluted loss per share, was 1.8 million shares and 540 thousand shares as of September 30, 2017 and 2016, respectively.

Recent accounting pronouncements

In May 2014, the FASB issued an Accounting Standards Update ("ASU") for revenue recognition for contracts, superseding the previous revenue recognition requirements, along with most existing industry-specific guidance. The guidance requires an entity to review contracts in five steps: 1) identify the contract, 2) identify performance obligations, 3) determine the transaction price, 4) allocate the transaction price, and 5) recognize revenue. The new standard will result in enhanced disclosures regarding the nature, amount, timing, and uncertainty of revenue arising from contracts with customers. In August 2015, the FASB issued guidance approving a one-year deferral, making the standard effective for reporting periods beginning after December 15, 2017, with early adoption permitted only for reporting periods beginning after December 15, 2016. In March 2016, the FASB issued guidance to clarify the implementation guidance on principal versus agent considerations for reporting revenue gross rather than net, with the same deferred effective date.  In April 2016, the FASB issued guidance to clarify the identification of performance obligations and licensing arrangements. In May 2016, the FASB issued guidance addressing the presentation of sales and other similar taxes collected from customers, providing clarification of the collectability criterion assessment, as well as clarifying certain transition requirements.  The Company has identified its major revenue streams and it plans on completing formal contract reviews in the fourth quarter of 2017. While the Company continues to assess all of the potential impacts of these ASUs, the Company does not expect the implementation of these ASUs to have a significant impact on the Company's results of operations, financial position or cash flows.

In July 2015, the FASB issued accounting guidance for inventory. Under the guidance, an entity should measure inventory within the scope of this guidance at the lower of cost and net realizable value, except when inventory is measured using LIFO or the retail inventory method. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. In addition, the FASB has amended some of the other inventory guidance to more clearly articulate the requirements for the measurement and disclosure of inventory. The standard is effective for reporting periods beginning after December 15, 2016. The amendments in this pronouncement should be applied prospectively, with earlier application permitted. The Company adopted this guidance effective January 1, 2017 on a prospective basis. The adoption of this new guidance did not have a material impact on the Company's consolidated financial statements.

In February 2016, the FASB issued guidance for the accounting for leases. The guidance requires lessees to recognize assets and liabilities related to long-term leases on the consolidated balance sheets and expands disclosure requirements regarding leasing arrangements. The guidance is effective for reporting periods beginning after December 15, 2018 and early adoption is permitted. The guidance must be adopted on a modified retrospective basis and provides for certain practical expedients. The Company is currently evaluating the impact, if any, that this new accounting pronouncement will have on its consolidated financial statements.

The Company has evaluated all other issued and unadopted ASUs and believes the adoption of these standards will not have a material impact on its results of operations, financial position or cash flows.

The accompanying consolidated financial statements are prepared in accordance with generally accepted accounting standards in the United States ("U.S. GAAP"). The consolidated financial statements consolidate the operations of all controlled subsidiaries; all intercompany activity is eliminated. Certain prior period information has been reclassified to conform to the current period presentation.

Foreign Currency

AdvanDx A/S is located in Copenhagen, Denmark and uses the Danish Kroner as its functional currency. As a result, all assets and liabilities are translated into U.S. dollars based on exchange rates at the end of the reporting period. Income and expense items are translated at the average exchange rates prevailing during the reporting period. Translation adjustments are reported in accumulated other comprehensive income/(loss), a component of stockholders' equity. Foreign currency translation adjustments are the sole component of accumulated other comprehensive loss at December 31, 2016 and 2015.

Foreign currency transaction gains and losses, excluding gains and losses on intercompany balances where there is no current intent to settle such amounts in the foreseeable future, are included in the determination of net loss. Unless otherwise noted, all references to "$" or "dollar" refer to the United States dollar.

Use of Estimates

In preparing financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the accompanying consolidated financial statements, estimates are used for, but not limited to, share-based compensation, allowances for doubtful accounts and inventory obsolescence, valuation of derivative financial instruments, beneficial conversion features of convertible debt, deferred tax assets and liabilities and related valuation allowance, and depreciation and amortization and estimated useful lives of long-lived assets. Actual results could differ from those estimates.

Fair value of financial instruments

All financial instruments classified as current assets and liabilities are carried at cost, which approximates fair value, because of the short-term maturities of those instruments. For additional fair value disclosures, see Note 13.

Cash and cash equivalents and restricted cash

The Company considers all highly liquid instruments with original maturities of three months or less to be cash equivalents. The Company has cash and cash equivalents deposited in financial institutions in which the balances occasionally exceed the federal government agency (FDIC) insured limits of $250,000. The Company has not experienced any losses in such accounts and management believes it is not exposed to any significant credit risk.

As of December 31, 2016 and 2015, the Company has funds totaling $243,380, which are required as collateral for letters of credit benefiting its landlords and for credit card processors. These funds are reflected in other noncurrent assets on the accompanying consolidated balance sheets.

Accounts Receivable

The Company's accounts receivable result from revenues earned but not collected from customers. Credit is extended based on an evaluation of a customer's financial condition and, generally, collateral is not required. Accounts receivable are due within 30 to 60 days and are stated at amounts due from customers. The Company evaluates if an allowance is necessary by considering a number of factors, including the length of time accounts receivable are past due, the Company's previous loss history and the customer's current ability to pay its obligation. If amounts become uncollectible, they are charged to operations when that determination is made. The allowance for doubtful accounts was $26,716 and $15,596 as of December 31, 2016 and 2015, respectively.

At December 31, 2016, the Company had accounts receivable from one customer, a related party, which individually represented 25% of total accounts receivable. At December 31, 2015, the Company had accounts receivable from one customer which individually represent 25% of total accounts receivable. No individual customer represented in excess of 10% of revenues for year ended December 31, 2016. For the year ended December 31, 2015, revenue earned from Hitachi High-Technologies Corporation ("Hitachi") represented 11% of total revenues.

Inventory

Inventories are valued using the first-in, first-out method and stated at the lower of cost or market and consist of the following:

	December 31, 2016	December 31, 2015
Raw materials and supplies	$479,479	$362,526
Work-in process	27,422	150,369
Finished goods	185,467	313,117
Total	$692,368	$826,012

Inventory includes reagents and components for QuickFISH and PNA FISH kit products, Argus Whole Genome Mapping Systems, reagents and supplies used for Argus consumable kits, and reagents and supplies used for the Company's laboratory services. Inventory reserves for obsolescence and expirations were $704,516 and $591,051 at December 31, 2016 and 2015, respectively.

Long-lived assets

Property and equipment

Property and equipment is stated at cost and depreciated on a straight-line basis over the estimated useful lives of the related assets. The estimated service lives approximate three to five years. Depreciation expense was $388,231 and $500,467 for the years ended December 31, 2016 and 2015, respectively. Property and equipment consisted of the following at December 31, 2016 and 2015:

	December 31,
	2016	2015
Laboratory and manufacturing equipment	$3,785,133	$3,734,044
Office furniture and equipment	688,952	701,557
Computers and network equipment	1,472,144	1,563,177
Leasehold improvements	662,506	659,949
	6,608,735	6,658,727
Less accumulated depreciation	(5,808,012)	(5,584,017)
Property and equipment, net	$800,723	$1,074,710

In 2012, the Company began to provide Argus™ Whole Genome Systems under its Argus Reagent Rental Program to customers, in which the Company retains title without requiring customers to purchase the equipment or enter into an equipment lease or rental contract. The costs associated with these instruments are capitalized and charged to sales and marketing on a straight-line basis over the estimated useful life of the instrument, which is approximately four years. During the years ended December 31, 2016 and 2015, sales and marketing expenses related to these costs were $0 and approximately $175,000, respectively. The costs to maintain these systems are charged to operations as incurred.

Property and equipment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset.

Recoverability measurement and estimating of undiscounted cash flows is done at the lowest possible level for which we can identify assets. If such assets are considered to be impaired, impairment is recognized as the amount by which the carrying amount of assets exceeds the fair value of the assets. During the years ended December 31, 2016 and 2015, the Company determined that its property and equipment was not impaired.

Intangible assets and goodwill

Intangible assets and goodwill as of December 31, 2016 were acquired as part of the Merger, and consist of finite-lived intangible assets and goodwill.

Finite-lived intangible assets

Finite-lived intangible assets include trademarks, developed technology and customer relationships, and consisted of the following as of December 31, 2016 and 2015:

		December 31, 2016		December 31, 2015
	Cost	Accumulated Amortization	Net Balance	Accumulated Amortization	Net Balance
Trademarks and tradenames	$461,000	$(67,575)	$393,425	$(21,471)	$439,529
Developed technology	458,000	(95,898)	362,102	(30,474)	427,526
Customer relationships	1,094,000	(228,529)	865,471	(72,241)	1,021,759
	$2,013,000	$(392,002)	$1,620,998	$(124,186)	$1,888,814

Finite-lived intangible assets are amortized over their estimated useful lives. The estimated useful life of trademarks was 10 years, developed technology was 7 years, and customer relationships was 7 years. The Company reviews the useful lives of intangible assets when events or changes in circumstances occur which may potentially impact the estimated useful life of the intangible assets.

Total amortization expense of intangible assets was $267,816 and $124,186 for the years ended December 31, 2016 and 2015, respectively. Amortization of intangible assets is expected to be approximately $268,000 per year for the next five years.

Finite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. If any indicators were present, the Company would test for recoverability by comparing the carrying amount of the asset to the net undiscounted cash flows expected to be generated from the asset. If those net undiscounted cash flows do not exceed the carrying amount (i.e., the asset is not recoverable), the Company would perform the next step, which is to determine the fair value of the asset and record an impairment loss, if any. During years ended December 31, 2016 and 2015, the Company determined that its finite-lived intangible assets were not impaired.

In accordance with ASC 360-10, the Company records impairment losses on long-lived assets used in operations when events and circumstances indicate that long-lived assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than the carrying amounts of those assets. During the fourth quarter of 2016, events and circumstances indicated the Company's intangible assets might be impaired. However, management's estimate of undiscounted cash flows indicated that such carrying amounts were expected to be recovered. Nonetheless, it is reasonably possible that the estimate of undiscounted cash flows may change in the near term resulting in the need to write down those assets to fair value. Management's estimate of cash flows might change if the development of the Company's automated rapid pathogen identification product technological advances does not progress as planned, the timeline of development is delayed, there are changes to the estimates of the future marketability of this product or if the Company cannot obtain sufficient funding to pay for its development.

Goodwill

Goodwill represents the excess of the purchase price for AdvanDx over the fair values of the acquired tangible or intangible assets and assumed liabilities. Goodwill is not tax deductible in any relevant jurisdictions.

The Company conducts an impairment test of goodwill on an annual basis as of October 1 of each year, and will also conduct tests if events occur or circumstances change that would, more likely than not, reduce the Company's fair value below its net equity value. As of December 31, 2016, the Company determined that its goodwill was not impaired.

Deferred rent

Deferred rent is recorded and amortized to the extent the total minimum rental payments allocated to the current period on a straight-line basis exceed or are less than the cash payments required.

Revenue recognition

The Company recognizes revenue primarily from sales of its products and services when the following criteria are met: persuasive evidence of an arrangement exists; delivery has occurred; the selling price is fixed or determinable; and collectability is reasonably assured. At times, the Company sells products and services, or performs software development, under multiple-element arrangements with separate units of accounting; in these situations, total consideration is allocated to the identified units of accounting based on their relative fair value and revenue is then recognized for each unit based on its specific characteristics.

Amounts billed to customers for shipping and handling are included in revenue when the related product or service revenue is recognized. Shipping and handling costs are included in cost of products sold.

Revenue from sales of QuickFISH, PNA FISH and XpressFISH diagnostic test products

Revenue is recognized upon shipment to the customer.

Revenue from providing laboratory services

The Company recognizes revenue associated with laboratory services contracts when the service has been performed and reports are made available to the customer.

Revenue from funded software development arrangements

The Company's funded software development arrangements generally consist of multiple elements. Total arrangement consideration is allocated to the identified units of accounting based on their relative selling prices and revenue is then recognized for each unit based on its specific characteristics. When funded software development arrangements include substantive research and development milestones, revenue is recognized for each such milestone when the milestone is achieved and is due and collectible. Milestones are considered substantive if all of the following conditions are met: (1) the milestone is nonrefundable; (2) achievement of the milestone was not reasonably assured at the inception of the arrangement; (3) substantive effort is involved to achieve the milestone; and (4) the amount of the milestone appears reasonable in relation to the effort expended, the other milestones in the arrangement and the related risk associated with achievement of the milestone.

Revenue from license arrangements

The Company recognizes revenue from licenses of its technologies over the applicable license term.

Revenue from sales of the Argus System

When an Argus System is sold without the Genome Builder software, total arrangement consideration is recognized as revenue when the system is delivered to the customer. Ancillary performance obligations, including installation, limited customer training and limited consumables, are considered inconsequential and are combined with the Argus System as one unit of accounting.

When an Argus System is sold with the Genome Builder software in a multiple-element arrangement, total arrangement consideration is allocated to the Argus System and to the Genome Builder software based on their relative selling prices. Selling prices are determined based on sales of similar systems to similar customers and, where no sales have occurred, on management's best estimate of the expected selling price relative to similar products. Revenue related to the Argus System is recognized when it is delivered to the customer; revenue for the Genome Builder software is recognized when it is delivered to the customer.

Revenue from sales of Genome Builder Software and consumables (on a stand-alone basis)

Revenue is recognized for Genome Builder Software and for consumables, when sold on a standalone basis, upon delivery to the customer.

Revenue from extended warranty service contracts

The Company recognizes revenue associated with extended warranty service contracts over the service period in proportion to the costs expected to be incurred over that same period.

Research and development costs

Research and development costs are expensed as incurred. Research and development costs primarily consist of salaries and related expenses for personnel, other resources, laboratory supplies, fees paid to consultants and outside service partners.

Share-based compensation

Share-based compensation expense is recognized at fair value. The fair value of share-based compensation to employees and directors is estimated, on the date of grant, using the Black-Scholes model. The resulting fair value is recognized ratably over the requisite service period, which is generally the vesting period of the option. For all time-vesting awards granted, expense is amortized using the straight-line attribution method. The Company accounts for forfeitures as they occur.

Option valuation models, including the Black-Scholes model, require the input of highly subjective assumptions, and changes in the assumptions used can materially affect the grant- date fair value of an award. These assumptions include the risk-free rate of interest, expected dividend yield, expected volatility and the expected life of the award. A discussion of management's methodology for developing each of the assumptions used in the Black-Scholes model is as follows:

Fair value of common stock

For periods prior to the Company's IPO, given the lack of an active public market for the common stock, the Company's board of directors determined the fair value of the common stock. In the absence of a public market, and as an emerging company with no significant revenues, the Company believed that it was appropriate to consider a range of factors to determine the fair market value of the common stock at each grant date. The factors included: (1) the achievement of clinical and operational milestones by the Company; (2) the status of strategic relationships with collaborators; (3) the significant risks associated with the Company's stage of development; (4) capital market conditions for life science and medical diagnostic companies, particularly similarly situated, privately held, early stage companies; (5) the Company's available cash, financial condition and results of operations; (6) the most recent sales of the Company's preferred stock; and (7) the preferential rights of the outstanding preferred stock. Since the IPO, the Company uses the quoted market price of its common stock as its fair value.

Expected volatility

Volatility is a measure of the amount by which a financial variable such as a share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. Until a significant trading history for its common stock develops, the Company has identified several public entities of similar size, complexity and stage of development; accordingly, historical volatility has been calculated using the volatility of this peer group.

Expected dividend yield

The Company has never declared or paid dividends on its common stock and has no plans to do so in the foreseeable future.

Risk-free interest rate

This is the U.S. Treasury rate for the day of each option grant during the year, having a term that most closely resembles the expected term of the option.

Expected term

This is the period of time that the options granted are expected to remain unexercised. Options granted have a maximum term of 10 years. The Company estimates the expected term of the option to be 6.25 years for options with a standard four-year vesting period, using the simplified method. Over time, management will track actual terms of the options and adjust their estimate accordingly so that estimates will approximate actual behavior for similar options.

Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to temporary differences between financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is established when necessary to reduce deferred income tax assets to the amount expected to be realized.

Tax benefits are initially recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions are initially, and subsequently, measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority, assuming full knowledge of the position and all relevant facts.

The Company had federal net operating loss ("NOL") carryforwards of $150,950,436 and $132,359,334 at December 31, 2016 and 2015, respectively. Despite the NOL carryforwards, which begin to expire in 2022, the Company may have future tax liability due to alternative minimum tax or state tax requirements. Also, use of the NOL carryforwards may be subject to an annual limitation as provided by Section 382 of the Internal Revenue Code of 1986, as amended (the "Code"). To date, the Company has not performed a formal study to determine if any of its remaining NOL and credit attributes might be further limited due to the ownership change rules of Section 382 or Section 383 of the Code. The Company will continue to monitor this matter going forward. There can be no assurance that the NOL carryforwards will ever be fully utilized.

Loss per share

Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of shares of common stock outstanding during the period.

For periods of net income, and when the effects are not anti-dilutive, diluted earnings per share is computed by dividing net income available to common stockholders by the weighted- average number of shares outstanding plus the impact of all potential dilutive common shares, consisting primarily of common stock options and stock purchase warrants using the treasury stock method, and convertible preferred stock and convertible debt using the if-converted method.

For periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common shares is anti-dilutive. The number of anti-dilutive shares, consisting of (i) common stock options, (ii) stock purchase warrants, and (iii) restricted stock units representing the right to acquire shares of common stock which have been excluded from the computation of diluted loss per share, was 540 thousand  shares and 240 thousand  shares as of December 31, 2016 and 2015, respectively. The Company's convertible preferred stock, prior to its conversion, contained non-forfeitable rights to dividends, and therefore was considered to be a participating security; the calculation of basic and diluted income (loss) per share excludes net income (but not net loss) attributable to the convertible preferred stock from the numerator and excludes the impact of those shares from the denominator in periods prior to the IPO.

Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board ("FASB") issued guidance for revenue recognition for contracts, superseding the previous revenue recognition requirements, along with most existing industry-specific guidance. The guidance requires an entity to review contracts in five steps: 1) identify the contract, 2) identify performance obligations, 3) determine the transaction price, 4) allocate the transaction price, and 5) recognize revenue. The new standard will result in enhanced disclosures regarding the nature, amount, timing, and uncertainty of revenue arising from contracts with customers. In August 2015, the FASB issued guidance approving a one-year deferral, making the standard effective for reporting periods beginning after December 15, 2017, with early adoption permitted only for reporting periods beginning after December 15, 2016. In March 2016, the FASB issued guidance to clarify the implementation guidance on principal versus agent considerations for reporting revenue gross rather than net, with the same deferred effective date. In April 2016, the FASB issued guidance to clarify the identification of performance obligations and licensing arrangements. In May 2016, the FASB issued guidance addressing the presentation of sales and other similar taxes collected from customers, providing clarification of the collectability criterion assessment, as well as clarifying certain transition requirements. The Company is currently evaluating the impact, if any, that this guidance will have on its consolidated financial statements.

In August 2014, the FASB issued guidance requiring management to evaluate on a regular basis whether any conditions or events have arisen that could raise substantial doubt about the entity's ability to continue as a going concern. The guidance 1) provides a definition for the term "substantial doubt," 2) requires an evaluation every reporting period, interim periods included, 3) provides principles for considering the mitigating effect of management's plans to alleviate the substantial doubt, 4) requires certain disclosures if the substantial doubt is alleviated as a result of management's plans, 5) requires an express statement, as well as other disclosures, if the substantial doubt is not alleviated, and 6) requires an assessment period of one year from the date the financial statements are issued. This guidance is effective for the annual periods ending after December 15, 2016 and for annual and interim reporting periods thereafter. The Company has made the appropriate disclosures required by this guidance. The adoption of this guidance has had no financial statement impact.

In April 2015, the FASB issued accounting guidance requiring that debt issuance costs related to a recognized liability be presented on the balance sheet as a direct reduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected. The standard is effective for reporting periods beginning after December 15, 2015. The Company adopted this guidance effective January 1, 2016 on a retrospective basis, and all periods are presented under this guidance.

In April 2015, the FASB issued guidance as to whether a cloud computing arrangement (e.g., software as a service, platform as a service, infrastructure as a service, and other similar hosting arrangements) includes a software license and, based on that determination, how to account for such arrangements. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. The guidance is effective for reporting periods beginning after December 15, 2015, and can be adopted on either a prospective or retrospective basis. The Company adopted this guidance for the year ended December 31, 2016, on a prospective basis. The adoption of this new guidance did not have a material impact on the Company's consolidated financial statements.

In July 2015, the FASB issued accounting guidance for inventory. Under the guidance, an entity should measure inventory within the scope of this guidance at the lower of cost and net realizable value, except when inventory is measured using LIFO or the retail inventory method. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. In addition, the FASB has amended some of the other inventory guidance to more clearly articulate the requirements for the measurement and disclosure of inventory. The standard is effective for reporting periods beginning after December 15, 2016. The amendments in this pronouncement should be applied prospectively, with earlier application permitted. The Company is currently evaluating the impact, if any, that this new accounting pronouncement will have on its consolidated financial statements.

In February 2016, the FASB issued guidance for the accounting for leases. The guidance requires lessees to recognize assets and liabilities related to long-term leases on the consolidated balance sheets and expands disclosure requirements regarding leasing arrangements. The guidance is effective for reporting periods beginning after December 15, 2018 and early adoption is permitted. The guidance must be adopted on a modified retrospective basis and provides for certain practical expedients. The Company is currently evaluating the impact, if any, that this new accounting pronouncement will have on its consolidated financial statements.

In March 2016, the FASB issued guidance simplifying the accounting for and financial statement disclosure of stock-based compensation awards. Under the guidance, all excess tax benefits and tax deficiencies related to stock-based compensation awards are to be recognized as income tax expenses or benefits in the income statement and excess tax benefits should be classified along with other income tax cash flows in the operating activities section of the statement of cash flows. Under the guidance, companies can also elect to either estimate the number of awards that are expected to vest or account for forfeitures as they occur. In addition, the guidance amends some of the other stock-based compensation awards guidance to more clearly articulate the requirements and cash flow presentation for withholding shares for tax-withholding purposes. The guidance is effective for reporting periods beginning after December 15, 2016 and early adoption is permitted, though all amendments of the guidance must be adopted in the same period. The Company elected to adopt the guidance effective for the fiscal year ended December 31, 2016 and apply it retrospectively for all periods presented. This has not materially impacted the Company's consolidated results of operations, financial position or cash flows.

The Company has evaluated all other issued and unadopted Accounting Standards Updates and believes the adoption of these standards will not have a material impact on its results of operations, financial position, or cash flows.